COLUMBIA GROWTH FUND, INC.
                                  (THE "FUND")


                SUPPLEMENT TO THE CLASS A, B, C AND D PROSPECTUS
                             DATED OCTOBER 13, 2003


1.) The section "MANAGING THE FUND - PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

PAUL J. BERLINGUET, co-head of the Large Cap Growth Team of Columbia Management Advisors, Inc. ("Columbia"), has co-managed the Fund since October 2003. Prior to joining Columbia in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Team and a large cap growth portfolio manager at Baring Asset Management. Mr. Berlinguet holds an M.S.M. degree in Management from Lesley University and a B.S.B.A. degree in Marketing from Suffolk University.

ALEXANDER S. MACMILLAN, CFA, co-head of Columbia's Large Cap Growth team, and a Senior Vice President of Columbia, is co-manager of the Fund and has managed or co-managed the Fund since 1992. He has been with Columbia and its predecessors since 1989. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School at Dartmouth College.






112-36/145Q-1003                                                October 27, 2003

                           COLUMBIA GROWTH FUND, INC.
                                  (THE "FUND")


                  SUPPLEMENT TO THE CLASS Z AND G PROSPECTUSES
                                DATED MAY 1, 2003
                    (Replaces supplement dated July 1, 2003)


1.) The section "MANAGING THE FUND - PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

PAUL J. BERLINGUET, co-head of the Large Cap Growth Team of Columbia Management Advisors, Inc. ("Columbia"), has co-managed the Fund since October 2003. Prior to joining Columbia in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Team and a large cap growth portfolio manager at Baring Asset Management. Mr. Berlinguet holds an M.S.M. degree in Management from Lesley University and a B.S.B.A. degree in Marketing from Suffolk University.

ALEXANDER S. MACMILLAN, CFA, co-head of Columbia's Large Cap Growth team, and a Senior Vice President of Columbia, is co-manager of the Fund and has managed or co-managed the Fund since 1992. He has been with Columbia and its predecessors since 1989. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School at Dartmouth College.








112-36/146Q-1003                                                October 27, 2003